OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,149		$ 1,355
Warranty and campaign programs	1,003	$ 1,026	995	$ 932	$ 903	$ 919
Marketing and sales incentive programs	1,514		1,324
Tax payables	745		654
Accrued expenses and deferred income	659		672
Accrued employee benefits	880		681
Lease liabilities	402		453
Legal reserves and other provisions	317		332
Contract reserve	390		389
Contract liabilities	1,387		1,381
Restructuring reserve	69		76
Other	1,212		1,100
Total	9,727		9,412
Future rents related to buy-back agreements	$ 705		$ 740